7. Related Party Transactions	12 Months Ended
Dec. 31, 2018
Notes
7. Related Party Transactions

7.    Related Party Transactions

(a)   As at December 31, 2018, the Company owed $357,074 (2017 - $234,850) to the President of the Company for management fees incurred and financing of day-to-day operations. The amounts owing are unsecured, non-interest bearing, and due on demand.

(b)  During the year ended December 31, 2018, the Company incurred $180,000 (2017 - $180,000; 2016 - $180,000; 2015 - $135,000) to the President of the Company for management fees.

(c)   During the year ended December 31, 2018, the Company incurred $60,000 (2017 - $200,411; 2016 - $568,250; 2015 - $nil) of share-based compensation to directors of the Company.

(d)  See also Note 6 for Common stock transactions with related parties.